Commitments and contingencies - Narrative (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Rent expense		$ 522,000	$ 337,000	$ 253,000
Percent of gross sales due to related parties	2.00%				2.00%
Royalty expense		25,000	20,000	0
Royalties payable		$ 3,000	$ 4,000	$ 0